Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pre-tax
Unrealized net holding gains arising during the period, net of related offsets	$ 15,344	$ 13,084	$ 92,340
Less: reclassification adjustment of realized capital gains and losses	(22,431)	32,308	64,197
Unrealized net capital gains and losses	37,775	(19,224)	28,143
Unrealized foreign currency translation adjustments	1,751	(1,803)	(1,436)
Other comprehensive income (loss)	39,526	(21,027)	26,707
Tax
Unrealized net holding gains arising during the period, net of related offsets	(5,370)	(4,580)	(32,319)
Less: reclassification adjustment of realized capital gains and losses	7,851	(11,308)	(22,469)
Unrealized net capital gains and losses	(13,221)	6,728	(9,850)
Unrealized foreign currency translation adjustments	(613)	631	502
Other comprehensive income (loss)	(13,834)	7,359	(9,348)
After-tax
Unrealized net holding gains arising during the period, net of related offsets	9,974	8,504	60,021
Less: reclassification adjustment of realized capital gains and losses	(14,580)	21,000	41,728
Unrealized net capital gains and losses	24,554	(12,496)	18,293
Unrealized foreign currency translation adjustments	1,138	(1,172)	(934)
Other comprehensive income (loss)	$ 25,692	$ (13,668)	$ 17,359